UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ  08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 0.8%

Cochlear Ltd. (Health Care Equipment & Services)†	85,416	$4,691,397

China - 0.8%

China Merchants Holdings International Co., Ltd. (Transportation)†	1,479,632	4,616,915

France - 5.0%

Air Liquide SA (Materials)†	64,100	8,492,216

Dassault Systemes SA (Software & Services)†	99,028	13,032,712

L’Oreal SA (Household & Personal Products)†	40,400	6,757,541

		28,282,469

Germany - 1.2%

QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	322,100	6,731,890

Hong Kong - 2.1%

AIA Group Ltd. (Insurance)†	2,526,600	11,964,338

India - 1.9%

HDFC Bank Ltd. - ADR (Banks)	163,600	5,382,440

ICICI Bank Ltd. - Sponsored ADR (Banks)	154,300	5,057,954

		10,440,394

Indonesia - 1.1%

Bank Central Asia Tbk PT (Banks)†	6,012,424	6,071,871

Japan - 8.3%

ABC-Mart Inc. (Retailing)†	168,200	7,585,430

FANUC Corp. (Capital Goods)†	75,600	11,448,608

Keyence Corp. (Technology Hardware & Equipment)†	23,396	7,629,955

M3 Inc. (Health Care Equipment & Services)†	2,497	6,872,737

MonotaRO Co. Ltd. (Capital Goods)	31,500	730,957

Unicharm Corp. (Household & Personal Products)†	229,500	12,215,289

		46,482,976

Mexico - 2.4%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	381,400	8,001,772

	Shares	Value
COMMON STOCKS - 98.5% (continued)

Mexico - 2.4% (continued)

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	39,000	$5,506,800

		13,508,572

Russia - 0.6%

Gazprom OAO - Sponsored ADR (Energy)†	439,400	3,415,406

South Africa - 1.3%

Sasol Ltd. (Energy)†	156,400	7,170,675

Spain - 1.1%

Inditex SA (Retailing)†	47,000	6,297,892

Sweden - 0.9%

Millicom International Cellular SA - SDR (Telecommunication Services)†	59,100	4,718,627

Switzerland - 7.3%

Kuehne & Nagel International AG, Reg S (Transportation)†	44,400	5,372,059

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	82,200	6,307,552

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	225,600	15,335,160

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	54,100	5,973,313

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	13,430	8,019,443

		41,007,527

Turkey - 1.1%

Turkiye Garanti Bankasi AS - ADR (Banks)	1,545,900	6,137,223

United Kingdom - 6.7%

Aggreko PLC (Commercial & Professional Services)†	118,000	3,194,227

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	200,000	8,030,000

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	182,200	6,650,961

Standard Chartered plc (Banks)†	487,600	11,276,163

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.5% (continued)

United Kingdom - 6.7% (continued)

WPP plc (Media)†	459,900	$8,284,702

		37,436,053

United States - 55.9%

3M Co. (Capital Goods)	58,600	6,881,398

Abbott Laboratories (Health Care Equipment & Services)	162,700	5,959,701

Allergan, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	78,200	7,125,584

Amazon.com Inc. (Retailing)*	30,500	9,187,210

American Express Co. (Diversified Financials)	88,200	6,506,514

BorgWarner Inc. (Automobiles & Components)	74,400	7,099,992

Bunge Ltd. (Food, Beverage & Tobacco)	86,700	6,590,067

Citrix Systems Inc. (Software & Services)*	132,300	9,528,246

Coach Inc. (Consumer Durables & Apparel)	236,800	12,581,184

Cognizant Technology Solutions Corp., Class A (Software & Services)*	73,300	5,306,187

Colgate-Palmolive Co. (Household & Personal Products)	167,200	10,010,264

eBay Inc. (Software & Services)*	295,000	15,248,550

EMC Corp. (Technology Hardware & Equipment)	228,500	5,975,275

Emerson Electric Co. (Capital Goods)	141,324	8,673,054

Exxon Mobil Corp. (Energy)	79,400	7,443,750

F5 Networks Inc. (Technology Hardware & Equipment)*	76,700	6,731,192

First Republic Bank (Banks)	161,000	6,953,590

Google Inc., Class A (Software & Services)*	19,900	17,663,240

Informatica Corp. (Software & Services)*	175,700	6,706,469

JPMorgan Chase & Co. (Diversified Financials)	222,900	12,422,217

Lazard Ltd., Class A (Diversified Financials)	175,900	6,395,724

Microsoft Corp. (Software & Services)	485,300	15,447,099

Monsanto Co. (Materials)	86,800	8,574,104

NIKE Inc., Class B (Consumer Durables & Apparel)	181,900	11,445,148

	Shares	Value
COMMON STOCKS - 98.5% (continued)

United States - 55.9% (continued)

Praxair Inc. (Materials)	58,800	$7,065,996

Procter & Gamble Co. (Household & Personal Products)	72,400	5,813,720

Ralph Lauren Corp. (Consumer Durables & Apparel)	31,600	5,753,096

Roper Industries, Inc. (Capital Goods)	81,000	10,202,760

Schlumberger Ltd. (Energy)	181,500	14,761,395

Sigma-Aldrich Corp. (Materials)	144,600	12,082,776

SVB Financial Group (Banks)*	81,300	7,090,986

Teradata Corp. (Software & Services)*	85,400	5,048,848

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	223,400	6,375,836

Wells Fargo & Co. (Banks)	530,800	23,089,800

		313,740,972
Total Common Stocks (Cost $457,132,347)		$552,715,197

CASH EQUIVALENT - 1.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	7,412,798	7,412,798
Total Cash Equivalent (Cost $7,412,798)		$7,412,798

Total Investments — 99.8%
(Cost $464,545,145)		$560,127,995

Other Assets Less Liabilities - 0.2%		1,207,049
Net Assets — 100.0%		$561,335,044

Summary of Abbreviations

ADR	American Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

SDR	Swedish Depository Receipt.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	1.3%

Banks	12.7

Capital Goods	6.7

Commercial & Professional Services	0.6

Consumer Durables & Apparel	6.7

Diversified Financials	4.5

Energy	5.8

Food, Beverage & Tobacco	4.9

Health Care Equipment & Services	4.2

Household & Personal Products	6.2

Insurance	2.1

Materials	6.4

Media	1.5

Money Market Fund	1.3

Pharmaceuticals, Biotechnology & Life Sciences	4.8

Retailing	4.1

Semiconductors & Semiconductor Equipment	1.4

Software & Services	15.7

Technology Hardware & Equipment	4.8

Telecommunication Services	2.3

Transportation	1.8

Total Investments	99.8

Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Australia - 2.7%

Cochlear Ltd. (Health Care Equipment & Services)†	569,400	$31,273,784

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,007,100	59,807,830

		91,081,614

Belgium - 2.2%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	791,900	75,792,749

Brazil - 0.6%

Petroleo Brasileiro SA - ADR (Energy)*	1,601,100	21,839,004

Canada - 4.6%

Canadian National Railway Co. (Transportation)	648,000	64,709,280

Imperial Oil Ltd. (Energy)	1,088,600	46,744,484

Potash Corp. of Saskatchewan Inc. (Materials)	1,516,700	43,984,300

		155,438,064

China - 1.4%

Baidu Inc. - Sponsored ADR (Software & Services)*	351,200	46,467,272

Denmark - 1.3%

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	250,700	42,379,543

Finland - 1.6%

Nokian Renkaat oyj (Automobiles & Components)†	1,206,200	53,499,447

France - 13.5%

Air Liquide SA (Materials)†	809,400	107,232,447

Dassault Systemes SA (Software & Services)†	1,027,774	135,261,566

L’Oreal SA (Household & Personal Products)†	541,500	90,574,466

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	231,800	42,338,907

Schneider Electric SA (Capital Goods)†	1,047,200	83,194,785

		458,602,171

Germany - 11.8%

Allianz SE, Reg S (Insurance)†	658,800	102,637,601

	Shares	Value
COMMON STOCKS - 95.1% (continued)

Germany - 11.8% (continued)

Bayerische Motoren Werke AG (Automobiles & Components)†	774,200	$75,755,954

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,562,700	98,776,487

SAP AG - Sponsored ADR (Software & Services)	1,693,700	123,453,793

		400,623,835

Hong Kong - 5.2%

AIA Group Ltd. (Insurance)†	20,423,000	96,710,073

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	2,485,700	38,529,574

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	43,040,000	39,437,567

		174,677,214

India - 1.5%

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,532,500	50,235,350

Japan - 12.6%

FANUC Corp. (Capital Goods)†	542,500	82,154,366

JGC Corp. (Capital Goods)†	2,455,000	86,551,460

Keyence Corp. (Technology Hardware & Equipment)†	151,781	49,499,153

M3 Inc. (Health Care Equipment & Services)†	15,468	42,574,089

MISUMI Group Inc. (Capital Goods)†	1,420,200	38,603,205

Sysmex Corp. (Health Care Equipment & Services)†	843,500	54,403,070

Unicharm Corp. (Household & Personal Products)†	1,414,700	75,298,341

		429,083,684

Poland - 1.2%

Bank Pekao SA - GDR, Reg S (Banks)#†	762,800	39,139,955

Russia - 0.9%

Gazprom OAO - Sponsored ADR (Energy)†	4,072,300	31,653,524

Singapore - 1.3%

DBS Group Holdings Ltd. (Banks)†	3,454,083	45,335,983

South Africa - 1.9%

MTN Group Ltd. (Telecommunication Services)†	1,659,200	31,047,303

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.1% (continued)

South Africa - 1.9% (continued)

Sasol Ltd. (Energy)†	747,200	$34,257,852

		65,305,155

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	65,400	37,554,732

Spain - 1.6%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	5,599,400	52,794,660

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	2,078,700	54,082,628

Switzerland - 10.5%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	693,780	53,236,657

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	1,752,300	119,112,592

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	404,700	99,499,185

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	323,600	35,729,466

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	82,500	49,263,144

		356,841,044

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	37,339,118

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	483,900	8,216,622

		45,555,740

Turkey - 1.7%

Turkiye Garanti Bankasi A/S (Banks)†	345,100	1,344,717

Turkiye Garanti Bankasi AS - ADR (Banks)	14,098,300	55,970,251

		57,314,968

	Shares	Value
COMMON STOCKS - 95.1% (continued)

United Kingdom - 8.7%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	4,562,100	$61,118,603

BG Group plc (Energy)†	2,952,400	53,436,652

Tesco plc (Food & Staples Retailing)†	7,029,200	39,196,875

Unilever plc (Food, Beverage & Tobacco)†	991,800	40,204,109

WPP plc (Media)†	5,678,000	102,284,281

		296,240,520

United States - 4.3%

Bunge Ltd. (Food, Beverage & Tobacco)	967,900	73,570,079

Schlumberger Ltd. (Energy)	908,100	73,855,773

		147,425,852
Total Common Stocks (Cost $2,791,800,894)		$3,228,964,708

PREFERRED STOCKS - 3.2%

Brazil - 2.1%

Itau Unibanco Holding SA - ADR (Banks)*	5,646,710	71,995,553

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	96,700	35,290,193

Total Preferred Stocks (Cost $115,129,139)		$107,285,746

CASH EQUIVALENT - 2.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	79,182,431	79,182,431
Total Cash Equivalent (Cost $79,182,431)		$79,182,431

Total Investments — 100.6%
(Cost $2,986,112,464)		$3,415,432,885

Liabilities Less Other Assets - (0.6)%		(20,642,248)
Net Assets — 100.0%		$3,394,790,637

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	5.0%

Banks	9.3

Capital Goods	10.1

Consumer Durables & Apparel	2.7

Diversified Financials	1.1

Energy	7.7

Food & Staples Retailing	1.2

Food, Beverage & Tobacco	9.1

Health Care Equipment & Services	7.7

Household & Personal Products	4.9

Insurance	5.9

Materials	4.5

Media	3.0

Money Market Fund	2.3

Pharmaceuticals, Biotechnology & Life Sciences	7.5

Semiconductors & Semiconductor Equipment	5.3

Software & Services	9.0

Technology Hardware & Equipment	1.5

Telecommunication Services	0.9

Transportation	1.9

Total Investments	100.6

Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Australia - 4.0%

Cardno Ltd. (Capital Goods)†	91,050	$447,368

iiNET Ltd. (Telecommunication Services)†	79,000	429,707

Imdex Ltd. (Materials)†	759,000	517,748

SAI Global Ltd. (Commercial & Professional Services)†	134,397	457,553

TPG Telecom Ltd. (Telecommunication Services)†	277,000	919,433

		2,771,809

Austria - 1.3%

Lenzing AG (Materials)†	3,150	239,595

Semperit AG Holding (Capital Goods)†	17,500	652,591

		892,186

Brazil - 3.2%

CETIP SA - Mercados Organizados (Diversified Financials)*†	39,400	397,221

Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*†	41,000	512,197

SLC Agricola SA (Food, Beverage & Tobacco)†	75,000	626,274

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)†	44,500	674,127

		2,209,819

Canada - 1.0%

Laurentian Bank of Canada (Banks)†	16,500	723,712

China - 2.7%

Haitian International Holdings Ltd. (Capital Goods)†	305,000	514,829

Sino Biopharmaceutical (Pharmaceuticals, Biotechnology & Life Sciences)†	785,000	570,496

Yip’s Chemical Holdings Ltd. (Materials)†	862,000	772,239

		1,857,564

Denmark - 0.4%

Chr Hansen Holding A/S (Materials)†	9,250	306,196

	Shares	Value
COMMON STOCKS - 95.6% (continued)

Finland - 2.0%

PKC Group oyj (Capital Goods)†	20,500	$566,292

Vacon oyj (Capital Goods)†	6,247	432,074

Vaisala oyj, Class A (Technology Hardware & Equipment)†	15,180	410,498

		1,408,864

France - 5.2%

Alten SA (Software & Services)†	15,900	591,821

Ingenico (Technology Hardware & Equipment)†	14,300	1,072,893

IPSOS (Media)†	19,000	674,891

Rubis SCA (Utilities)†	13,200	841,545

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,000	399,619

		3,580,769

Germany - 9.4%

Bechtle AG (Software & Services)†	10,200	501,067

Bertrandt AG (Commercial & Professional Services)†	3,620	415,977

Carl Zeiss Meditec AG - Bearer (Health Care Equipment & Services)†	28,000	948,851

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	15,400	899,705

Gerry Weber International AG (Consumer Durables & Apparel)†	18,000	805,469

KWS Saat AG (Food, Beverage & Tobacco)†	2,730	912,247

Leoni AG (Automobiles & Components)†	6,800	338,950

Pfeiffer Vacuum Technology AG (Capital Goods)†	6,200	675,068

Wirecard AG (Software & Services)†	32,300	997,304

		6,494,638

Hong Kong - 2.5%

Pico Far East Holdings Ltd. (Media)†	2,285,000	796,286

SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)†	118,000	187,704

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.6% (continued)

Hong Kong - 2.5% (continued)

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	618,000	$756,873

		1,740,863

Indonesia - 3.0%

AKR Corporindo Tbk PT (Capital Goods)†	774,000	325,295

Bank Bukopin Tbk PT (Banks)†	5,672,166	363,805

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)*†	1,534,000	849,765

Wijaya Karya Persero Tbk PT (Capital Goods)†	2,650,000	533,881

		2,072,746

Ireland - 1.8%

Grafton Group plc (Capital Goods)†	152,000	1,236,106

Italy - 3.0%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	25,000	434,784

DiaSorin SpA (Health Care Equipment & Services)†	13,700	577,722

Yoox SpA (Retailing)*†	39,500	1,037,204

		2,049,710

Japan - 13.2%

ABC-Mart Inc. (Retailing)†	9,500	428,428

Arcs Co., Ltd. (Food & Staples Retailing)†	10,500	193,512

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	19,600	202,402

Asics Corp. (Consumer Durables & Apparel)†	53,900	905,626

BML Inc. (Health Care Equipment & Services)†	31,500	820,091

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	5,800	615,676

Hiday Hidaka Corp. (Consumer Services)†	47,600	999,584

Lintec Corp. (Materials)†	19,600	369,650

M3 Inc. (Health Care Equipment & Services)†	296	814,710

Message Co., Ltd. (Health Care Equipment & Services)†	278	682,102

MISUMI Group Inc. (Capital Goods)†	27,400	744,774

	Shares	Value
COMMON STOCKS - 95.6% (continued)

Japan - 13.2% (continued)

Nakanishi Inc. (Health Care Equipment & Services)†	3,500	$482,817

Pigeon Corp. (Household & Personal Products)†	15,800	743,389

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	18,000	248,392

Stanley Electric Co., Ltd. (Automobiles & Components)†	43,000	832,326

		9,083,479

Malaysia - 3.0%

Coastal Contracts Bhd. (Capital Goods)†	1,107,766	917,296

Dialog Group Bhd. (Capital Goods)†	540,000	463,770

KPJ Healthcare Bhd. (Health Care Equipment & Services)†	330,000	671,525

		2,052,591

Mexico - 0.6%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)†	134,000	430,869

Netherlands - 2.1%

Arcadis NV (Capital Goods)†	18,000	466,279

ASM International NV (Semiconductors & Semiconductor Equipment)*†	8,920	282,263

Brunel International NV (Commercial & Professional Services)†	15,200	732,431

		1,480,973

Norway - 0.6%

Algeta ASA (Pharmaceuticals, Biotechnology & Life Sciences)*†	9,600	392,536

Poland - 1.5%

Eurocash SA (Food & Staples Retailing)†	57,000	1,058,728

Singapore - 4.6%

Ezion Holdings Ltd. (Energy)†	563,000	981,284

Goodpack Ltd. (Transportation)†	299,000	357,672

Super Group Ltd. (Food, Beverage & Tobacco)†	388,000	1,466,657

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.6% (continued)

Singapore - 4.6% (continued)

Tat Hong Holdings Ltd. (Capital Goods)†	377,000	$345,329

		3,150,942

South Africa - 2.2%

Clicks Group Ltd. (Food & Staples Retailing)†	115,300	668,125

Discovery Ltd. (Insurance)†	95,000	856,600

		1,524,725

South Korea - 3.7%

Binggrae Co., Ltd. (Food, Beverage & Tobacco)†	4,000	375,738

Cheil Worldwide Inc. (Media)*†	42,740	978,107

Daou Technology Inc. (Software & Services)†	20,200	299,146

Halla Visteon Climate Control Corp. (Automobiles & Components)†	31,000	919,782

		2,572,773

Spain - 0.8%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	1,282	552,139

Sweden - 3.3%

Avanza Bank Holding AB (Diversified Financials)†	19,400	446,425

Industrial & Financial Systems, Class B (Software & Services)†	51,000	1,055,233

Mekonomen AB (Retailing)†	24,840	761,486

		2,263,144

Switzerland - 2.1%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	750	469,353

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	6,500	498,772

Temenos Group AG, Reg S (Software & Services)*†	17,740	465,269

		1,433,394

Taiwan - 2.8%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	172,000	831,268

	Shares	Value
COMMON STOCKS - 95.6% (continued)

Taiwan - 2.8% (continued)

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	290,000	$639,668

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	210,973	468,361

		1,939,297

Thailand - 0.9%

Khon Kaen Sugar Industry pcl (Food, Beverage & Tobacco)†	1,464,600	598,942

Turkey - 0.6%

Arcelik A/S (Consumer Durables & Apparel)†	63,000	418,331

United Kingdom - 13.5%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	44,157	317,702

Bank of Georgia Holdings plc (Banks)†	33,300	901,596

Britvic plc (Food, Beverage & Tobacco)†	104,984	868,644

Domino Printing Sciences plc (Technology Hardware & Equipment)†	73,000	703,990

Imagination Technologies Group plc (Semiconductors & Semiconductor Equipment)*†	31,320	112,379

Jardine Lloyd Thompson Group plc (Insurance)†	30,900	420,532

Kentz Corp., Ltd. (Capital Goods)†	38,900	254,307

Morgan Advanced Materials plc (Capital Goods)†	145,000	675,922

PayPoint plc (Commercial & Professional Services)†	56,500	937,771

Rathbone Brothers plc (Diversified Financials)†	17,230	437,230

Rotork plc (Capital Goods)†	16,100	652,060

RPC Group plc (Materials)†	137,000	955,135

RPS Group plc (Commercial & Professional Services)†	222,000	764,559

St. James’s Place plc (Insurance)†	45,000	424,697

Synergy Health plc (Health Care Equipment & Services)†	53,700	907,558

		9,334,082

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 95.6% (continued)

United States - 0.6%

First Cash Financial Services Inc. (Diversified Financials)*	7,800	$416,520
Total Common Stocks (Cost $57,404,303)		$66,048,447

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)†	2,857	383,546
Total Preferred Stocks (Cost $198,272)		$383,546

CASH EQUIVALENT - 3.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	2,297,926	2,297,926
Total Cash Equivalent (Cost $2,297,926)		$2,297,926

Total Investments — 99.5%
(Cost $59,900,501)		$68,729,919
Other Assets Less Liabilities - 0.5%		351,572
Net Assets — 100.0%		$69,081,491

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	3.0%

Banks	2.9

Capital Goods	16.8

Commercial & Professional Services	5.8

Consumer Durables & Apparel	3.1

Consumer Services	1.4

Diversified Financials	2.5

Energy	1.4

Food & Staples Retailing	3.7

Food, Beverage & Tobacco	8.7

Health Care Equipment & Services	9.1

Household & Personal Products	1.1

Insurance	2.5

Materials	4.6

Media	3.5

Money Market Fund	3.3

Pharmaceuticals, Biotechnology & Life Sciences	4.8

Retailing	3.2

Semiconductors & Semiconductor Equipment	2.2

Software & Services	5.7

Technology Hardware & Equipment	5.0

Telecommunication Services	3.5

Transportation	0.5

Utilities	1.2

Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 82.6%

Brazil - 5.5%

Banco Bradesco SA - ADR (Banks)*	1,045,000	$12,769,900

BM&FBovespa SA (Diversified Financials)†	1,959,400	10,564,192

Natura Cosmeticos SA (Household & Personal Products)†	201,700	4,062,557

Petroleo Brasileiro SA - ADR (Energy)*	464,800	6,339,872

Vale SA - Sponsored ADR (Materials)	846,000	11,607,120

		45,343,641

Chile - 0.8%

Banco Santander Chile - ADR (Banks)	287,300	6,481,488

China - 12.4%

51job Inc. - ADR (Commercial & Professional Services)*	155,000	10,307,500

Anhui Conch Cement Co., Ltd., Class H (Materials)†	1,995,000	5,898,644

Baidu Inc. - Sponsored ADR (Software & Services)*	161,900	21,420,989

China Merchants Holdings International Co., Ltd. (Transportation)†	4,375,063	13,651,566

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	77,000	4,074,840

CNOOC Ltd. - ADR (Energy)	74,800	13,452,032

Golden Eagle Retail Group Ltd. (Retailing)†	2,683,000	3,940,724

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	4,330,000	4,498,941

Tencent Holdings Ltd. (Software & Services)†	451,000	20,442,099

Wumart Stores Inc., Class H (Food & Staples Retailing)†	2,645,000	4,940,226

		102,627,561

Colombia - 0.9%

Ecopetrol SA - Sponsored ADR (Energy)	158,800	7,239,692

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	44,000	8,561,025

Hong Kong - 4.7%

AIA Group Ltd. (Insurance)†	3,955,000	18,728,313

	Shares	Value
COMMON STOCKS - 82.6% (continued)

Hong Kong - 4.7% (continued)

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,270,000	$13,778,879

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	6,794,000	6,225,345

		38,732,537

Hungary - 0.8%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	440,000	6,757,948

India - 5.5%

Ambuja Cements Ltd. (Materials)†	3,722,400	10,243,972

Axis Bank Ltd. (Banks)†	479,000	8,128,193

Bajaj Auto Ltd. (Automobiles & Components)†	129,500	4,116,797

Dabur India Ltd. (Household & Personal Products)†	3,152,000	8,363,825

ICICI Bank Ltd. (Banks)†	445,000	6,622,418

Maruti Suzuki India Ltd. (Automobiles & Components)†	360,700	7,886,527

		45,361,732

Indonesia - 4.2%

Astra International Tbk PT (Automobiles & Components)†	10,718,000	6,770,473

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	15,881,000	12,760,368

Semen Indonesia Persero Tbk PT (Materials)†	7,597,100	11,217,720

United Tractors Tbk PT (Capital Goods)†	2,234,000	3,644,907

		34,393,468

Italy - 1.3%

Tenaris SA - ADR (Energy)	248,000	11,023,600

Malaysia - 1.0%

Axiata Group Bhd. (Telecommunication Services)†	3,758,400	7,858,090

Mexico - 5.5%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	51,700	7,300,040

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	141,200	14,047,988

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)   (continued)

	Shares	Value
COMMON STOCKS - 82.6% (continued)

Mexico - 5.5% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	81,600	$9,666,336

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	2,236,000	14,206,134

		45,220,498

Netherlands - 0.6%

Zhaikmunai LP - GDR, Reg S (Energy)†	418,800	4,784,873

Nigeria - 1.6%

Zenith Bank plc (Banks)	108,841,000	13,384,868

Panama - 1.7%

Copa Holdings SA, Class A (Transportation)	102,100	14,209,257

Peru - 1.1%

Credicorp Ltd. (Banks)	74,500	8,849,855

Poland - 0.9%

Bank Pekao SA (Banks)†	142,300	7,283,460

Russia - 4.8%

Gazprom OAO - Sponsored ADR (Energy)†	389,000	3,023,653

Lukoil OAO - Sponsored ADR (Energy)	247,000	14,686,620

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	398,500	5,818,601

Sberbank of Russia (Banks)#†	624,100	1,802,900

Sberbank of Russia - Sponsored ADR (Banks)†	1,215,000	14,074,582

		39,406,356

South Africa - 4.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	463,300	10,251,250

Discovery Ltd. (Insurance)†	1,012,000	9,125,044

Impala Platinum Holdings Ltd. (Materials)†	266,300	2,613,658

Naspers Ltd., Class N (Media)†	123,500	10,296,792

Standard Bank Group Ltd. (Banks)†	480,091	5,358,264

		37,645,008

South Korea - 4.4%

Amorepacific Corp. (Household & Personal Products)†	6,115	5,158,521

	Shares	Value
COMMON STOCKS - 82.6% (continued)

South Korea - 4.4% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	297,432	$15,927,950

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	10,400	5,972,007

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	44,100	9,417,204

		36,475,682

Taiwan - 8.8%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	1,763,000	8,520,493

Delta Electronics Inc. (Technology Hardware & Equipment)†	1,832,189	8,880,809

Hiwin Technologies Corp. (Capital Goods)†	689,700	4,311,168

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	2,982,652	7,737,155

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,604,000	19,238,930

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,137,277	24,143,560

		72,832,115

Thailand - 1.8%

Siam Commercial Bank pcl (Banks)†	2,860,970	14,487,660

Turkey - 3.1%

Arcelik A/S (Consumer Durables & Apparel)†	2,761,200	18,334,847

Turkiye Garanti Bankasi A/S (Banks)†	1,945,000	7,578,888

		25,913,735

Ukraine - 0.1%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	54,000	960,663

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	811,300	7,650,601

United Kingdom - 4.6%

Bank of Georgia Holdings plc (Banks)†	215,715	5,840,472

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 82.6% (continued)

United Kingdom - 4.6% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	995,000	$16,803,003

SABMiller plc (Food, Beverage & Tobacco)†	319,400	15,584,150

		38,227,625
Total Common Stocks (Cost $624,166,785)		$681,713,038

PREFERRED STOCKS - 7.9%

Brazil - 3.2%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	380,600	14,379,068

Itau Unibanco Holding SA - ADR (Banks)*	300,720	3,834,180

Petroleo Brasileiro SA - Sponsored ADR (Energy)*	296,200	4,247,508

Vale SA - Sponsored ADR (Materials)	308,600	3,798,866

		26,259,622

Russia - 1.4%

AK Transneft OAO (Energy)#†	5,010	12,039,716

South Korea - 3.3%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	74,800	27,297,895

Total Preferred Stocks (Cost $63,551,133)		$65,597,233

PARTICIPATION NOTES - 6.5%

Qatar - 3.3%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	321,230	14,017,726

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	268,600	13,056,202

		27,073,928

Saudi Arabia - 3.2%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	685,500	15,399,257

	Shares	Value
PARTICIPATION NOTES - 6.5% (continued)

Saudi Arabia - 3.2% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	194,700	$10,915,016

		26,314,273

Total Participation Notes (Cost $45,599,230)		$53,388,201

CASH EQUIVALENT - 3.1%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	25,582,676	25,582,676
Total Cash Equivalent (Cost $25,582,676)		$25,582,676

Total Investments — 100.1%
(Cost $758,899,824)		$826,281,148
Liabilities Less Other Assets - (0.1)%		(578,285)
Net Assets — 100.0%		$825,702,863

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.5% of net assets as of July 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	5.0%

Banks	20.0

Capital Goods	2.7

Commercial & Professional Services	2.6

Consumer Durables & Apparel	2.2

Diversified Financials	1.3

Energy	10.2

Food & Staples Retailing	0.6

Food, Beverage & Tobacco	6.3

Household & Personal Products	2.1

Insurance	4.5

Materials	6.2

Media	1.2

Money Market Fund	3.1

Pharmaceuticals, Biotechnology & Life Sciences	4.1

Retailing	0.5

Semiconductors & Semiconductor Equipment	11.0

Software & Services	5.1

Technology Hardware & Equipment	3.0

Telecommunication Services	3.3

Transportation	5.1

Total Investments	100.1

Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 82.9%

Brazil - 6.0%

Banco Bradesco SA - ADR (Banks)*	2,349,962	$28,716,535

BM&FBovespa SA (Diversified Financials)†	4,485,100	24,181,616

Natura Cosmeticos SA (Household & Personal Products)†	428,400	8,628,654

Petroleo Brasileiro SA - ADR (Energy)*	1,384,884	18,889,818

Vale SA - Sponsored ADR (Materials)	2,249,083	30,857,419

		111,274,042

Chile - 0.8%

Banco Santander Chile - ADR (Banks)	632,700	14,273,712

China - 12.4%

51job Inc. - ADR (Commercial & Professional Services)*	348,271	23,160,022

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,345,000	12,846,921

Baidu Inc. - Sponsored ADR (Software & Services)*	357,300	47,274,363

China Merchants Holdings International Co., Ltd. (Transportation)†	9,857,103	30,757,247

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	168,100	8,895,852

CNOOC Ltd. - ADR (Energy)	165,700	29,799,488

Golden Eagle Retail Group Ltd. (Retailing)†	6,185,000	9,084,375

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	9,203,000	9,562,067

Tencent Holdings Ltd. (Software & Services)†	1,029,000	46,640,620

Wumart Stores Inc., Class H (Food & Staples Retailing)†	5,646,000	10,545,375

		228,566,330

Colombia - 0.9%

Ecopetrol SA - Sponsored ADR (Energy)	365,300	16,654,027

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	97,300	18,931,540

Hong Kong - 4.7%

AIA Group Ltd. (Insurance)†	8,862,000	41,964,680

	Shares	Value
COMMON STOCKS - 82.9% (continued)

Hong Kong - 4.7% (continued)

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,870,000	$31,138,096

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	15,636,000	14,327,272

		87,430,048

Hungary - 0.8%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	1,013,000	15,558,640

India - 5.5%

Ambuja Cements Ltd. (Materials)†	8,544,700	23,514,848

Axis Bank Ltd. (Banks)†	1,061,700	18,016,080

Bajaj Auto Ltd. (Automobiles & Components)†	298,600	9,492,477

Dabur India Ltd. (Household & Personal Products)†	7,014,504	18,612,970

ICICI Bank Ltd. (Banks)†	948,800	14,119,888

Maruti Suzuki India Ltd. (Automobiles & Components)†	812,800	17,771,469

		101,527,732

Indonesia - 4.1%

Astra International Tbk PT (Automobiles & Components)†	23,335,000	14,740,529

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	34,888,000	28,032,474

Semen Indonesia Persero Tbk PT (Materials)†	17,443,600	25,756,858

United Tractors Tbk PT (Capital Goods)†	4,782,000	7,802,124

		76,331,985

Italy - 1.3%

Tenaris SA - ADR (Energy)	544,100	24,185,245

Malaysia - 0.9%

Axiata Group Bhd. (Telecommunication Services)†	8,268,800	17,288,468

Mexico - 5.5%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	114,200	16,125,040

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	319,300	31,767,157

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 82.9% (continued)

Mexico - 5.5% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	181,298	$21,476,561

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	5,103,640	32,425,311

		101,794,069

Netherlands - 0.6%

Zhaikmunai LP - GDR, Reg S (Energy)†	953,000	10,888,215

Nigeria - 1.6%

Zenith Bank plc (Banks)	246,222,520	30,279,544

Panama - 1.7%

Copa Holdings SA, Class A (Transportation)	230,600	32,092,602

Peru - 1.1%

Credicorp Ltd. (Banks)	165,400	19,647,866

Poland - 0.9%

Bank Pekao SA (Banks)†	305,361	15,629,547

Russia - 4.8%

Gazprom OAO - Sponsored ADR (Energy)†	841,270	6,539,096

Lukoil OAO - Sponsored ADR (Energy)	565,094	33,600,489

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	908,500	13,265,242

Sberbank of Russia - Sponsored ADR (Banks)†	3,029,400	35,092,624

		88,497,451

South Africa - 4.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,031,100	22,814,730

Discovery Ltd. (Insurance)†	2,312,000	20,846,938

Impala Platinum Holdings Ltd. (Materials)†	609,600	5,983,049

Naspers Ltd., Class N (Media)†	278,000	23,178,205

Standard Bank Group Ltd. (Banks)†	1,038,070	11,585,830

		84,408,752

South Korea - 4.3%

Amorepacific Corp. (Household & Personal Products)†	13,704	11,560,486

	Shares	Value
COMMON STOCKS - 82.9% (continued)

South Korea - 4.3% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	661,138	$35,404,977

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	19,780	11,358,296

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	98,000	20,927,121

		79,250,880

Taiwan - 8.8%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,891,000	18,805,014

Delta Electronics Inc. (Technology Hardware & Equipment)†	4,258,751	20,642,606

Hiwin Technologies Corp. (Capital Goods)†	1,539,900	9,625,588

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	6,699,938	17,379,988

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	3,495,000	41,920,237

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	15,982,637	54,065,121

		162,438,554

Thailand - 1.8%

Siam Commercial Bank pcl (Banks)†	6,579,000	33,315,383

Turkey - 3.1%

Arcelik A/S (Consumer Durables & Apparel)†	6,181,012	41,042,993

Turkiye Garanti Bankasi A/S (Banks)†	4,338,700	16,906,181

		57,949,174

Ukraine - 0.1%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	122,000	2,170,386

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	1,765,000	16,644,042

United Kingdom - 4.7%

Bank of Georgia Holdings plc (Banks)†	505,354	13,682,432

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 82.9% (continued)

United Kingdom - 4.7% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,253,053	$38,048,298

SABMiller plc (Food, Beverage & Tobacco)†	732,900	35,759,623

		87,490,353
Total Common Stocks (Cost $1,196,876,995)		$1,534,518,587

PREFERRED STOCKS - 7.6%

Brazil - 2.7%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	858,200	32,422,796

Itau Unibanco Holding SA - ADR (Banks)*	666,883	8,502,758

Petroleo Brasileiro SA - Sponsored ADR (Energy)*	299,400	4,293,396

Vale SA - Sponsored ADR (Materials)	304,000	3,742,240

		48,961,190

Russia - 1.5%

AK Transneft OAO (Energy)#†	11,450	27,515,919

South Korea - 3.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	174,059	63,521,983

Total Preferred Stocks (Cost $97,894,085)		$139,999,092

PARTICIPATION NOTES - 6.4%

Qatar - 3.3%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	732,910	31,982,479

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	604,800	29,398,328

		61,380,807

Saudi Arabia - 3.1%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	1,521,300	34,174,894

	Shares	Value
PARTICIPATION NOTES - 6.4% (continued)

Saudi Arabia - 3.1% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	426,900	$23,932,307

		58,107,201

Total Participation Notes (Cost $99,368,193)		$119,488,008

CASH EQUIVALENT - 3.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	65,890,497	65,890,497
Total Cash Equivalent (Cost $65,890,497)		$65,890,497

Total Investments — 100.4%
(Cost $1,460,029,770)		$1,859,896,184
Liabilities Less Other Assets - (0.4)%		(7,929,840)
Net Assets — 100.0%		$1,851,966,344

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.4% of net assets as of July 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.9%

Banks	19.9

Capital Goods	2.7

Commercial & Professional Services	2.5

Consumer Durables & Apparel	2.2

Diversified Financials	1.3

Energy	10.2

Food & Staples Retailing	0.6

Food, Beverage & Tobacco	6.4

Household & Personal Products	2.1

Insurance	4.5

Materials	6.3

Media	1.2

Money Market Fund	3.5

Pharmaceuticals, Biotechnology & Life Sciences	4.1

Retailing	0.5

Semiconductors & Semiconductor Equipment	10.9

Software & Services	5.1

Technology Hardware & Equipment	3.1

Telecommunication Services	3.3

Transportation	5.1

Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 83.0%

Bangladesh - 5.1%

Lafarge Surma Cement Ltd. (Materials)*†	2,383,500	$953,500

Olympic Industries Ltd. (Capital Goods)†	1,600,000	4,481,813

Power Grid Co. of Bangladesh Ltd. (Utilities)†	448,640	319,029

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,304,918	3,545,559

		9,299,901

Canada - 0.6%

Katanga Mining Ltd. (Materials)*†	1,175,875	698,358

Petrominerales Ltd. (Energy)†	81,900	445,742

		1,144,100

Colombia - 7.9%

Bancolombia SA - Sponsored ADR (Banks)	21,500	1,235,175

Cementos Argos SA - Sponsored ADR (Materials)#†	247,100	5,640,354

Ecopetrol SA - Sponsored ADR (Energy)	52,800	2,407,152

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	71,100	2,805,350

Grupo Odinsa SA (Capital Goods)†	298,288	1,385,372

Interconexion Electrica SA ESP - ADR (Utilities)#†	8,800	933,527

		14,406,930

Croatia - 0.6%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	4,021	1,110,338

Egypt - 2.6%

Commercial International Bank Egypt SAE (Banks)†	256,500	1,284,385

Ghabbour Auto (Automobiles & Components)†	203,420	814,021

Orascom Telecom Holding SAE - GDR, Reg S (Telecommunication Services)*†	325,069	951,794

Oriental Weavers (Consumer Durables & Apparel)†	591,000	1,672,278

		4,722,478

	Shares	Value
COMMON STOCKS - 83.0% (continued)

Estonia - 1.2%

Olympic Entertainment Group AS (Consumer Services)	391,700	$1,042,196

Tallink Group AS (Transportation)	970,120	1,210,582

		2,252,778

Ghana - 1.7%

Ghana Commercial Bank Ltd. (Banks)	1,292,249	3,056,666

Indonesia - 0.8%

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	1,749,480	1,405,705

Jordan - 1.0%

Arab Bank plc (Banks)†	119,040	1,140,973

Arab Potash Co. (Materials)†	11,424	685,843

		1,826,816

Kazakhstan - 1.6%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	347,370	2,854,376

Kenya - 4.0%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	625,700	2,406,672

Equity Bank Ltd. (Banks)†	2,740,000	1,035,136

Nation Media Group Ltd. (Media)†	394,040	1,402,575

Safaricom Ltd. (Telecommunication Services)†	29,011,000	2,424,776

		7,269,159

Lebanon - 0.4%

Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)†	124,140	806,910

Mauritius - 0.4%

Mauritius Commercial Bank (Banks)	117,280	720,407

Morocco - 0.7%

Douja Promotion Groupe Addoha SA (Real Estate)†	247,788	1,297,981

Netherlands - 0.7%

Zhaikmunai LP - GDR, Reg S (Energy)†	117,800	1,345,889

Nigeria - 11.2%

Access Bank plc (Banks)	24,526,193	1,689,039

Dangote Cement plc (Materials)	2,088,000	2,531,603

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 83.0% (continued)

Nigeria - 11.2% (continued)

Diamond Bank plc (Banks)*	19,605,992	$822,817

FBN Holdings plc (Banks)	47,425,000	4,996,457

Guaranty Trust Bank plc (Banks)	21,530,000	3,391,712

Lafarge Cement WAPCO Nigeria plc (Materials)	2,938,474	1,921,169

Nigerian Breweries plc (Food, Beverage & Tobacco)	1,577,000	1,691,789

UAC of Nigeria plc (Capital Goods)	9,052,816	3,449,766

		20,494,352

Pakistan - 4.9%

Engro Corp., Ltd. (Materials)*†	3,836,892	6,098,736

Pakistan Petroleum Ltd. (Energy)†	1,161,298	2,818,721

		8,917,457

Peru - 6.6%

Alicorp SAA, Class C (Food, Beverage & Tobacco)†	1,644,483	5,064,019

Credicorp Ltd. (Banks)	25,300	3,005,387

Ferreycorp SAA (Capital Goods)†	802,011	473,290

Union Andina de Cementos SAA (Materials)†	2,474,280	3,451,249

		11,993,945

Philippines - 8.5%

Bank of the Philippine Islands (Banks)†	2,255,000	4,880,668

International Container Terminal Services Inc. (Transportation)†	860,000	1,817,056

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	38,160	2,689,517

Universal Robina Corp. (Food, Beverage & Tobacco)†	2,132,400	6,116,959

		15,504,200

Poland - 0.3%

Kernel Holding SA (Food, Beverage & Tobacco)*†	30,680	479,664

Qatar - 6.7%

Commercial Bank of Qatar QSC (Banks)†	89,630	1,686,553

Industries Qatar QSC (Capital Goods)†	114,800	5,010,876

Qatar Electricity & Water Co. (Utilities)†	18,750	844,566

	Shares	Value
COMMON STOCKS - 83.0% (continued)

Qatar - 6.7% (continued)

Qatar National Bank SAQ (Banks)†	94,857	$4,612,797

		12,154,792

Senegal - 1.3%

Sonatel (Telecommunication Services)	64,450	2,470,446

Slovenia - 1.3%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	33,360	2,396,831

Sri Lanka - 3.8%

Commercial Bank of Ceylon plc (Banks)†	2,666,717	2,377,302

John Keells Holdings plc (Capital Goods)†	2,328,000	4,608,929

		6,986,231

Thailand - 1.7%

Home Product Center pcl (Retailing)†	3,541,069	1,334,972

Siam Commercial Bank pcl (Banks)†	333,800	1,690,329

		3,025,301

Trinidad & Tobago - 1.1%

Neal & Massy Holdings Ltd. (Capital Goods)	116,322	1,069,945

Republic Bank Ltd. (Banks)	54,821	940,851

		2,010,796

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	50,700	901,956

United Arab Emirates - 3.1%

DP World Ltd. (Transportation)	70,000	1,113,000

DP World Ltd. (London Stock Exchange) (Transportation)#†	49,000	779,098

Dragon Oil plc (Energy)†	138,000	1,301,347

Dubai Financial Market (Diversified Financials)*†	4,449,810	2,421,738

		5,615,183

United Kingdom - 0.9%

Ferrexpo plc (Materials)†	99,030	253,421

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 83.0% (continued)

United Kingdom - 0.9% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	73,700	$1,244,604

Kazakhmys plc (Materials)†	44,220	176,022

		1,674,047

Vietnam - 1.8%

Hoa Phat Group JSC (Materials)†	892,000	1,275,989

Petrovietnam Fertilizer & Chemical JSC (Materials)†	1,120,000	2,089,122

		3,365,111
Total Common Stocks (Cost $135,469,088)		$151,510,746

PARTICIPATION NOTES - 9.3%

Kuwait - 1.7%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financials)^†	869,655	1,681,822

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	476,845	1,525,770

		3,207,592

Saudi Arabia - 7.6%

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food, Beverage & Tobacco)^†	77,034	1,715,108

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	229,380	5,152,854

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	124,200	6,962,737

		13,830,699

Total Participation Notes (Cost $14,320,301)		$17,038,291

	Shares	Value
CASH EQUIVALENT - 15.9%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	28,934,564	$28,934,564
Total Cash Equivalent (Cost $28,934,564)		$28,934,564

Total Investments — 108.2%
(Cost $178,723,953)		$197,483,601

Liabilities Less Other Assets - (8.2)%		(14,996,451)
Net Assets — 100.0%		$182,487,150

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.3% of net assets as of July 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	0.4%

Banks	24.7

Capital Goods	11.2

Commercial & Professional Services	3.8

Consumer Durables & Apparel	0.9

Consumer Services	0.6

Diversified Financials	3.8

Energy	4.6

Food, Beverage & Tobacco	10.1

Materials	14.1

Media	0.8

Money Market Fund	15.9

Pharmaceuticals, Biotechnology & Life Sciences	3.9

Real Estate	0.7

Retailing	0.7

Technology Hardware & Equipment	0.6

Telecommunication Services	7.5

Transportation	2.7

Utilities	1.2

Total Investments	108.2

Liabilities Less Other Assets	(8.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2013 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

GAAP includes a topic which establishes a hierarchy for net asset value (“NAV”) determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

In determining a Portfolio’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described above.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described above.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described above.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described above.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, the following Portfolios had transfers from Level 1 to Level 2 based on Levels assigned to securities on October 31, 2012:

Portfolio	Industry	Value	Reason
International Small Companies	Banks	$723,712	Daily fair value factor applied to security valuation

Institutional Emerging Markets	Banks	14,206,134	Daily fair value factor applied to security valuation
	Diversified Financials	10,564,192	Daily fair value factor applied to security valuation
	Household & Personal Products	4,062,557	Daily fair value factor applied to security valuation

Emerging Markets	Banks	32,425,311	Daily fair value factor applied to security valuation
	Diversified Financials	24,181,616	Daily fair value factor applied to security valuation
	Household & Personal Products	8,628,654	Daily fair value factor applied to security valuation

Frontier Emerging Markets	Capital Goods	1,858,662	Daily fair value factor applied to security valuation
	Energy	445,742	Daily fair value factor applied to security valuation
	Food, Beverage & Tobacco	5,064,019	Daily fair value factor applied to security valuation
	Materials	5,103,107	Daily fair value factor applied to security valuation
	Pharmaceuticals, Biotechnology & Life and Sciences	3,545,559	Daily fair value factor applied to security valuation
	Utilities	319,029	Daily fair value factor applied to security valuation

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Global Equity
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$374,655,168	$178,060,029	$—	$552,715,197
Cash Equivalents	7,412,798	—	—	7,412,798

Total Investments	$382,067,966	$178,060,029	$—	$560,127,995

	International Equity
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$803,951,549	$2,425,013,159	$—	$3,228,964,708
Preferred Stocks	71,995,553	35,290,193	—	107,285,746
Cash Equivalents	79,182,431	—	—	79,182,431

Total Investments	$955,129,533	$2,460,303,352	$—	$3,415,432,885

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

	International Small Companies
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$416,520	$65,631,927	$—	$66,048,447
Preferred Stocks	—	383,546	—	383,546
Cash Equivalents	2,297,926	—	—	2,297,926

Total Investments	$2,714,446	$66,015,473	$—	$68,729,919

	Institutional Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$186,861,997	$494,851,041	$—	$681,713,038
Preferred Stocks	26,259,622	39,337,611	—	65,597,233
Participation Notes	—	53,388,201	—	53,388,201
Cash Equivalents	25,582,676	—	—	25,582,676

Total Investments	$238,704,295	$587,576,853	$—	$826,281,148

	Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$427,695,740	$1,106,822,847	$—	$1,534,518,587
Preferred Stocks	48,961,190	91,037,902	—	139,999,092
Participation Notes	—	119,488,008	—	119,488,008
Cash Equivalents	65,890,497	—	—	65,890,497

Total Investments	$542,547,427	$1,317,348,757	$—	$1,859,896,184

	Frontier Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$41,455,676	$110,055,070	$—	$151,510,746
Participation Notes	—	17,038,291	—	17,038,291
Cash Equivalents	28,934,564	—	—	28,934,564

Total Investments	$70,390,240	$127,093,361	$—	$197,483,601

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at July 31, 2013, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	99,954,173	(7,473,764)	$92,480,409	$467,647,586
International Equity	521,517,104	(97,597,578)	423,919,526	2,991,513,359
International Small Companies	10,648,744	(2,441,123)	8,207,621	60,522,298
Institutional Emerging Markets	101,481,401	(44,010,641)	57,470,760	768,810,388
Emerging Markets	458,245,212	(67,841,633)	390,403,579	1,469,492,605
Frontier Emerging Markets	23,047,583	(5,356,248)	17,691,335	179,792,266

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2013.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2013 (unaudited)

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2013, the Portfolio’s investment in the Banking industry amounted to 20.5% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 27, 2013

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 27, 2013